United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                    Quarterly Schedule of Portfolio Holdings
                  of Registered Management Investment Companies




                                    811-4577

                      (Investment Company Act File Number)


                        Federated Income Securities Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 3/31/07


              Date of Reporting Period: Quarter ended date 6/30/06







Item 1.     Schedule of Investments




FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                    MORTGAGE BACKED SECURITIES--94.5%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION--48.0%
  $  54,471,677     4.500%, 6/1/2019                                                                                  $   51,511,250
    165,018,205     5.000%, 2/1/2019 - 6/1/2036                                                                          155,799,926
    191,069,098     5.500%, 5/1/2016 - 6/1/2036                                                                          184,123,924
     31,070,163   1 6.000%, 10/1/2017 - 7/1/2036                                                                          30,659,305
      5,000,000   1 6.500%, 8/1/2036                                                                                       5,022,960
        903,027     7.000%, 12/1/2031                                                                                        926,132
      3,664,778     7.500%, 9/1/2013 - 9/1/2033                                                                            3,810,728
        519,981     8.000%, 12/1/2029                                                                                        551,729
            572     11.000%, 12/1/2017                                                                                           607
            119     12.500%, 10/1/2012                                                                                           130
          1,334     12.750%, 10/1/2013                                                                                         1,393
            401     13.750%, 1/1/2011                                                                                            444
             39     14.000%, 12/1/2012                                                                                            45
          1,390     14.750%, 8/1/2011                                                                                          1,595
            818     15.500%, 8/1/2011                                                                                            927
                       TOTAL                                                                                             432,411,095
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION-44.9%
      9,819,817     4.500%, 4/1/2019 - 7/1/2020                                                                            9,299,938
     88,266,476     5.000%, 3/1/2034 - 8/1/2034                                                                           82,906,740
    124,653,919     5.500%, 12/1/2013 - 1/1/2036                                                                         119,886,110
    150,474,825   1 6.000%, 10/1/2028 - 7/1/2036                                                                         148,512,562
     31,777,125     6.500%, 4/1/2029 - 12/1/2035                                                                          31,978,350
     12,024,242     7.000%, 8/1/2028 - 11/1/2035                                                                          12,323,153
        396,208     7.500%, 10/1/2029 - 10/1/2031                                                                            410,263
         29,743     11.000%, 10/1/2010                                                                                        31,842
          4,642     11.750%, 10/1/2015                                                                                         5,296
            126     12.000%, 1/1/2013                                                                                            136
          2,164     12.750%, 8/1/2014                                                                                          2,476
          1,805     13.000%, 8/1/2015                                                                                          2,047
          5,150     15.000%, 10/1/2012                                                                                         6,064
                       TOTAL                                                                                             405,364,977
                    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--1.6%
      9,851,121     6.500%, 12/15/2031                                                                                    10,004,875
      3,332,304     7.500%, 12/15/2023 - 7/15/2030                                                                         3,483,082
        492,896     8.250%, 5/15/2030 - 10/15/2030                                                                           518,353
        150,453     8.375%, 8/15/2030                                                                                        158,552
        245,415     8.500%, 11/15/2029 - 12/15/2029                                                                          260,950
            428     11.250%, 9/20/2015                                                                                           486
         51,017     11.750%, 7/15/2013                                                                                        57,599
         20,581     13.000%, 9/20/2014                                                                                        24,120
                       TOTAL                                                                                              14,508,017
                    OTHER--0.0%
         81,840     Small Business Administration, 1.389%, 6/18/2007                                                           1,964
                       TOTAL MORTGAGE BACKED SECURITIES                                                                  852,286,053
                       (IDENTIFIED COST $865,845,692)
                    COLLATERALIZED MORTGAGE OBLIGATIONS-9.9%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION--3.5%
     17,961,124     5.529%, 5/15/2036, REMIC 3160 FD                                                                      17,949,899
     13,500,000     5.419%, 7/15/2036, REMIC 3175 FE                                                                      13,355,685
                       TOTAL                                                                                              31,305,584
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.4%
     13,000,000     5.391%, 6/25/2036, REMIC 2006-58 FP                                                                   12,916,540
                    NON-AGENCY MORTGAGE--5.0%
      9,759,731     CS First Boston Mortgage Securities Corp, 2005-7, Class 4A3, 5.000%, 8/25/2020                         9,312,502
      6,790,110     First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020                   6,476,480
      6,942,583     First Horizon Asset Securities, Inc. 2006-1, Class 2A1, 5.250%, 5/25/2021                              6,692,872
     11,612,228     First Horizon Mortgage Pass-Through Trust 2004-AR6, Class 4A1, 5.573%, 11/25/2034                     11,344,149
      8,857,557     Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 5.452%, 8/7/2011                                    8,865,301
         14,648   2 Lehman Structured Securities Corp. 2001-GE3, Class A, .000%, 5/28/2018                                    10,253
        958,229   2 Lehman Structured Securities Corp. 2002-GE1, Class A, .000%, 7/26/2024                                   780,660
     12,513,974   2 Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027                                  430,231
      8,805,304   2 Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028                               1,265,762
        137,153     Structured Asset Securities Corp. 2001-8A, Class 1A1, 8.000%, 5/25/2031                                  136,904
                       TOTAL                                                                                              45,315,114
                       TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                          89,537,238
                       (IDENTIFIED COST $91,144,521)
                    ASSET-BACKED SECURITIES--0.2%
                    HOME EQUITY LOAN--0.2%
      1,444,988     Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.950%, 3/25/2015 (IDENTIFIED COST           1,421,285
                    $1,442,789)
                    REPURCHASE AGREEMENTS--1.6%
      9,598,000     Interest in $2,986,000,000 joint repurchase agreement 5.270%, dated 6/30/2006, under which             9,598,000
                    Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $2,987,311,352 on 7/3/2006.  The market value of the underlying securities at the end of the period was $3,045,720,000.
      5,286,000   3 Interest in $149,125,000 joint repurchase agreement 5.130%, dated 6/13/2006, under which UBS           5,286,000
                    Securities LLC will repurchase U.S. Government Agency securities with various maturities to
                    5/25/2036 for $149,762,509 on 7/13/2006.  The market value of the underlying securities at the end of the period was $153,972,554 (segregated pending settlement of doll-roll transactions).
                       TOTAL REPURCHASE AGREEMENTS (AT COST)                                                              14,884,000
                       TOTAL INVESTMENTS-106.2%                                                                          958,128,576
                       (IDENTIFIED COST $973,317,002)4
                       OTHER ASSETS AND LIABILITIES-NET-(6.2)%                                                          (55,791,323)
                       TOTAL NET ASSETS-100%                                                                          $  902,337,253

1    All  or  a  portion  of  these   securities   are  subject  to  dollar-roll
     transactions. Information regarding dollar-doll transactions for the Fund for the period ended June 30, 2006, was as follows:

      Maximum amount outstanding during the period            $58,335,069
      Average amount outstanding during the perioda           $45,632,654
      Average shares outstanding during the period1            22,955,785
      Average debt per share outstanding during the period          $0.37

     a The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the three months ended June 30, 2006.

2 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At June 30, 2006, these restricted securities amounted to $2,486,906, which represented 0.3% of total net assets.

3 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 At June 30, 2006, the cost of investments for federal tax purposes amounts to $973,317,002. The net unrealized depreciation of investments for federal tax purposes was $16,188,426. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $841,266 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,029,692.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2006.




INVESTMENT VALUATION
The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates the fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.



RESTRICTED SECURITIES

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at June 30, 2006 is as follows:

SECURITY                                                                  ACQUISITION DATE        ACQUISITION COST
Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%,  5/28/2018     8/15/2001               $12,172
Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024      1/29/2002               711,884
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027      4/20/1999-5/25/1999     459,089
Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028     12/15/1999            1,715,500



The following acronyms are used throughout this portfolio:

 IO    --Interest Only
 REMIC --Real Estate Mortgage Investment Conduit




Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securities Trust
By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        August 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        August 21, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        August 21, 2006